Prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2021
Prepaid expenses
Schedule of Prepaid expenses

	2021		2020	2019

Printed catalogs	Ps.	33,628	41,920	21,692
Premiums paid in advance for insurance		16,961	10,061	9,628
Advances to suppliers		1,320	2,689	12,973
Other		17,315	39,831	8,891

	Ps.	69,224	94,501	53,184